Contractual charter revenue (Tables)	12 Months Ended
Dec. 31, 2016
Contractual Charter Revenue [Abstract]
Minimum Future Time Charter Revenues

The minimum future revenues to be received from time charters in place and signed as of December 31, 2016, which are accounted for as operating leases is as follows:
As at Dec 31, 2016
2017	1,270,550

Time Charter Lease Agreements
Ardmore’s 27 vessels were employed as follows as at December 31, 2016:
Vessel	Employment	Minimum Expiry
Ardmore Seavanguard	Time Charter	Jan-17
Ardmore Cheyenne	Time Charter	Mar-17
Ardmore Seavaliant	Spot	n/a
Ardmore Seaventure	Spot	n/a
Ardmore Seavantage	Spot	n/a
Ardmore Endeavour	Spot	n/a
Ardmore Enterprise	Spot	n/a
Ardmore Endurance	Spot	n/a
Ardmore Encounter	Spot	n/a
Ardmore Explorer	Spot	n/a
Ardmore Exporter	Spot	n/a
Ardmore Engineer	Spot	n/a
Ardmore Seafarer	Spot	n/a
Ardmore Seatrader	Spot	n/a
Ardmore Seamaster	Spot	n/a
Ardmore Seamariner	Spot	n/a
Ardmore Sealeader	Spot	n/a
Ardmore Sealifter	Spot	n/a

Vessel	Employment	Minimum Expiry
Ardmore Chippewa	Spot	n/a
Ardmore Sealion	Pool	n/a
Ardmore Seafox	Pool	n/a
Ardmore Seawolf	Pool	n/a
Ardmore Seahawk	Pool	n/a
Ardmore Dauntless	Pool	n/a
Ardmore Defender	Pool	n/a
Ardmore Cherokee	Pool	n/a
Ardmore Chinook	Pool	n/a